Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 404	$ 426
Collateral and financial guarantees received for own receivables and loans to customers	335	326
Contractual commitments to purchase property, plant and equipment	416	550
Contractual commitments to acquire loans to customers	171	16
Other commitments	$ 1,973	$ 1,834